Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Goodwill

	2018	2017
	RMB million	RMB million
Cost and carrying amount:
At January 1	237	182
Acquisitions through business combinations	—	55

At December 31	237	237

Goodwill Allocated Cash-Generating Units

Impairment tests for cash-generating units containing goodwill

	2018	2017
	RMB million	RMB million
Southern Airlines Group Import and Export Trading Company (“SAIETC”)	182	182
Xiamen Airlines Culture and Media Co., Ltd. (“XACM”)	55	55

Total	237	237